SCHEDULE OF CONTRACT LIABILITIES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Accounting Policies [Abstract]
Balance at the beginning of the year	$ 2,830,068	$ 2,986,364
Cash received	105,350,306	131,488,362
Revenue recognized	106,343,226	131,638,895
Foreign currency translation	33,972	(5,763)
Balance at the end of the year	$ 1,871,120	$ 2,830,068